Investments in Unconsolidated Real Estate Partnerships (Financial Information for Unconsolidated Real Estate Partnerships) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Property PartnershipUnit	Dec. 31, 2011 Property Entity	Dec. 31, 2010 PartnershipUnit Property
Schedule of Noncontrolling Interest Purchases [Line Items]
Number of consolidated real estate partnerships in which remaining noncontrolling interest acquired	11	6	3
Number of properties of consolidated partnerships acquired	17,000	15,000	3,000
Payments For Purchases Of Noncontrolling Interests	$ 50,654	$ 22,305	$ 21,732
Financial information for the unconsolidated real estate partnerships
Real estate, net of accumulated depreciation	107,419	429,780	624,913
Total assets	114,658	472,904	676,373
Non-recourse property debt and other notes payable	122,019	321,236	494,967
Total liabilities	132,767	455,591	726,480
Partners' capital (deficit)	(18,109)	17,313	(50,107)
Rental and other property revenues	72,636	114,974	145,598
Property operating expenses	(49,331)	(75,934)	(93,521)
Depreciation expense	(18,388)	(26,323)	(36,650)
Interest expense	(21,354)	(27,108)	(40,433)
(Impairment losses)/Gain on sale, net	(4,140)	22,598	(29,316)
Net income (loss)	(21,108)	6,773	(58,274)
AIMCO Operating Partnership [Member]
Schedule of Noncontrolling Interest Purchases [Line Items]
Excess of the consideration paid over the carrying amount of noncontrolling interests acquired recognized as an adjustment of equity	$ 44,774	$ 32,272	$ 27,391